ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2024	December 31, 2023

Balance, beginning of year	$85,628	$99,514
Change in obligation	9,257	(13,886)
Balance, end of year	$94,885	$85,628